Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Securities:
Held-to-maturity (fair value of $40,512 and $40,669)		$ 40,827
Loans		61,540	$ 64,458
Allowance for loan losses		(159)	(169)
Goodwill		17,564	17,316
Intangible assets		3,411	3,598
Other assets (includes $791 and $1,339, at fair value)		23,029	20,954
Total assets		371,758	333,469
Deposits:
Long-term debt (includes $367 and $363, at fair value)		27,979	24,463
Total liabilities		330,012	293,889
Temporary equity
Redeemable noncontrolling interests		179	151
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 35,826 and 35,826 shares		3,542	3,542
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,354,163,581 and 1,333,706,427 shares		14	13
Additional paid-in capital		26,665	25,962
Retained earnings		25,635	22,621
Accumulated other comprehensive loss, net of tax		(2,357)	(3,765)
Less: Treasury stock of 340,721,136 and 286,218,126 common shares, at cost		(12,248)	(9,562)
Total The Bank of New York Mellon Corporation shareholders’ equity		41,251	38,811
Nonredeemable noncontrolling interests of consolidated investment management funds		316	618
Total permanent equity	[1]	41,567	39,429	[2]
Total liabilities, temporary equity and permanent equity		371,758	333,469
Investment Management funds
Securities:
Trading assets		516	979
Assets of consolidated investment management funds, at fair value		731	1,231
Deposits:
Liabilities of consolidated investment management funds, at fair value		2	315
Operating segments
Cash and due from:
Banks		5,382	4,822
Interest-bearing deposits with the Federal Reserve and other central banks		91,510	58,041
Interest-bearing deposits with banks		11,979	15,086
Federal funds sold and securities purchased under resale agreements		28,135	25,801
Securities:
Held-to-maturity (fair value of $40,512 and $40,669)		40,827	40,905
Available-for-sale		79,543	73,822
Total securities		120,370	114,727
Trading assets		6,022	5,733
Loans		61,540	64,458
Allowance for loan losses		(159)	(169)
Net loans		61,381	64,289
Premises and equipment		1,634	1,303
Accrued interest receivable		610	568
Goodwill		17,564	17,316
Intangible assets		3,411	3,598
Other assets (includes $791 and $1,339, at fair value)		23,029	20,954
Total assets		371,027	332,238
Deposits:
Noninterest-bearing (principally U.S. offices)		82,716	78,342
Interest-bearing deposits in U.S. offices		52,294	52,049
Interest-bearing deposits in non-U.S. offices		109,312	91,099
Total deposits		244,322	221,490
Federal funds purchased and securities sold under repurchase agreements		15,163	9,989
Trading liabilities		3,984	4,389
Payables to customers and broker-dealers		20,184	20,987
Commercial paper		3,075	0
Other borrowed funds		3,028	754
Accrued taxes and other expenses		6,225	5,867
Other liabilities (including allowance for lending-related commitments of $102 and $112, also includes $800 and $597, at fair value)		6,050	5,635
Long-term debt (includes $367 and $363, at fair value)		27,979	24,463
Total liabilities		330,010	293,574
Operating segments | Investment Management funds
Securities:
Assets of consolidated investment management funds, at fair value		731	1,231
Deposits:
Liabilities of consolidated investment management funds, at fair value		$ 2	$ 315

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,269 million at Dec. 31, 2016 and $37,709 million at Dec. 31, 2017.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,485 million at Dec. 31, 2015 and $35,269 million at Dec. 31, 2016.